Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-220-9902

December 19, 2006

David Lyon
Securities and Exchange Commission
Washington, D.C. 20549

Re:   Globalink, Ltd.
      SB-2, filed amendment number 2, filed November 28, 2006
      File Number 333-133961

Dear Mr. Lyon:

In response to your letter dated December 14, 2006, please note the following:

No minimum offering amount, page 5

1. You say that an offering level of $315,000 allows for a "basic" website, marketing, staff and equipment, but that $625,000 is needed in order to generate "revenue." Please clarify whether you fee you can generate revenue and net income, at the $315,000 and $625,000 levels. Also, if need be, indicate what higher offering level you feel is required to achieve net income. Note also on page 7, the first full paragraph on page 16 and at any similar disclosure.

The disclosure has been revised under "No minimum offering amount" and elsewhere as appropriate as follows:

No minimum offering
  amount                There is no minimum offering amount.
Management is of the opinion that we
will need to raise a minimum of
$315,000 to continue minimum operations
for the next twelve months.  This will
permit completion of the basic website,
marketing exposure, minimal working
staff, minimal office equipment and
result in minimal revenue generating
operations but not net income.

Management is of the opinion that to
achieve net income producing
operations, we will need to raise
$625,000.  A significant amount of
these funds will be used for marketing
and website updating expenses.




Financial Statements as of August 31, 2006
3. Accounting Policies, page 40
General
2. Please revise to include your accounting policy for stock based transactions with other than employees.

The disclosure has been revised to include the accounting policy for stock based transactions with other than employees as follows:

  e)  Stock-based compensation
FAS 123(R), Accounting for Stock-based compensation requires companies to record compensation cost for stock-based employee compensation to be measured at the grant date, and not subsequently revised. The Company has chosen to continue to account for stock-based compensation using the provisions of FAS 123(R). In addition, the Company's policy is to account for all stock-based transactions in conformance with FAS 123(R).


Financial Statements as of February 28, 2006
General
3. Please revise your financial statements as of February 28, 2006, in response to the comment issued above on the financial statements as of August 31, 2006.

The financial statements as of February 28, 2006 have been revised. See response to comment 2.

Exhibit 23
4. Please also include a consent from your auditor consenting to the use of the audit opinion for these financials.

The newly dated consent of the auditors has been included as an exhibit.


Very truly yours,

/s/Jody M. Walker
---------------------------
Jody M. Walker